Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2012 Interest Rate Swap	Jul. 07, 2006 Interest Rate Swap Item	Sep. 30, 2012 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2011 Interest Rate Swap	Dec. 31, 2010 Interest Rate Swap	Apr. 07, 2011 Interest Rate Swap	Nov. 22, 2010 Interest Rate Swap	Apr. 07, 2010 Interest Rate Swap	Apr. 07, 2009 Interest Rate Swap	Apr. 07, 2008 Interest Rate Swap	Dec. 14, 2011 Interest Rate Swap Not Designated as Hedging Instrument	Aug. 16, 2012 Interest Rate Swap Terminated
Derivative [Line Items]
Notional amount of derivatives							$ 400,000		$ 0			$ 200,000	$ 200,000	$ 250,000	$ 300,000	$ 350,000	$ 200,000	$ 200,000
Derivative, fixed interest rate							5.689%						1.04%
Payments to settle derivative	0	1,135	1,135			1,135			1,135
Interest Expense	8,986	8,146	11,442	18,386	22,961			700	671	6,884	14,277
Derivative, term of contract							5 years
Derivative, number of counterparties							2
Loss on Derivative	0	(69)	(69)	(1,933)	866					(1,933)
Unrealized loss										$ (2,264)